Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO (Brugger) ($)	Summary Compensation Table Total for CEO (Donnelly) ($)	Compensation Actually Paid to CEO (Brugger)(1) ($)	Compensation Actually Paid to CEO (Donnelly)(1) ($)	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs(1) ($)	Value of Initial Fixed $100 Investment Based on:		GAAP Net Income ($ in millions)	Hotel Adjusted EBITDA(3) ($ in millions)

							Company Total Shareholder Return ($)	Peer Group Total Shareholder Return(2) ($)

2024	11,065,214	4,910,197	10,727,393	5,001,963	2,162,204	1,932,219	87	93	48	319
2023	4,937,320	—	6,328,853	—	1,832,384	2,162,710	87	99	87	301
2022	5,924,643	—	4,450,994	—	1,950,840	958,096	75	77	110	312
2021	8,689,374	—	9,994,674	—	2,845,576	3,174,528	87	81	(195)	115
2020	4,658,275	—	2,313,405	—	1,621,075	1,088,121	74	68	(396)	(38)

Company Selected Measure Name	Hotel Adjusted EBITDA
Named Executive Officers, Footnote	Amounts represent compensation actually paid to our CEOs and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below). For 2024, other NEOs are Mr. Leonard, Ms. Quinn, Ms. Fischer, Mr. Furbay and Mr. Tennis. For 2023, other NEOs are Messrs. Donnelly, Leonard, Furbay and Tennis. For 2022, other NEOs are Messrs. Donnelly, Healy, Furbay, Tennis, and Leonard. For 2021 and 2020, other NEOs are Messrs. Donnelly, Healy, Furbay, and Tennis. In accordance with SEC rules, reconciliation of the adjustments made from SCT total compensation to CAP for our NEOs is set forth following the footnotes to this table.
Peer Group Issuers, Footnote	"Peer Group" TSR is the Dow Jones U.S. Hotel & Lodging REITs Index.
Adjustment To PEO Compensation, Footnote	Amounts represent compensation actually paid to our CEOs and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below). For 2024, other NEOs are Mr. Leonard, Ms. Quinn, Ms. Fischer, Mr. Furbay and Mr. Tennis. For 2023, other NEOs are Messrs. Donnelly, Leonard, Furbay and Tennis. For 2022, other NEOs are Messrs. Donnelly, Healy, Furbay, Tennis, and Leonard. For 2021 and 2020, other NEOs are Messrs. Donnelly, Healy, Furbay, and Tennis. In accordance with SEC rules, reconciliation of the adjustments made from SCT total compensation to CAP for our NEOs is set forth following the footnotes to this table.

	2024			2023		2022		2021		2020
	CEO (Brugger) ($)	CEO (Donnelly) ($)	Average Other NEOs ($)	CEO ($)	Average Other NEOs ($)	CEO ($)	Average Other NEOs ($)	CEO ($)	Average Other NEOs ($)	CEO ($)	Average Other NEOs ($)

Summary Compensation Table Total	11,065,214	4,910,197	2,162,204	4,937,320	1,832,384	5,924,643	1,950,840	8,689,374	2,845,576	4,658,275	1,621,075
Minus Stock Award and Option Value Reported in Summary Compensation Table for the Covered Year	—	(2,750,000)	(700,000)	(3,000,000)	(900,000)	(3,000,000)	(975,000)	(6,000,000)	(1,687,500)	(3,000,000)	(837,500)
Plus (Minus) EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY	—	2,957,728	499,852	3,110,551	936,522	2,665,505	693,827	6,113,373	1,718,663	2,698,952	753,458
Plus (Minus) Change from BOY to EOY Fair Value of Equity Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY	(110,233)	(48,983)	(14,136)	1,088,702	243,504	(1,029,383)	(179,570)	830,321	218,082	(1,469,515)	(337,267)
Plus (Minus) Change in Fair Value from BOY to Vesting Date of Equity Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year	(232,622)	(66,979)	(26,019)	172,146	45,696	(109,771)	(16,645)	361,606	79,707	(574,307)	(111,645)
Minus Fair Value at BOY of Equity Awards Granted in Prior Year that are Forfeited During the Fiscal Year	—	—	—	—	—	—	(517,121)	—	—	—	—
Plus Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	5,034	—	10,318	20,134	4,604	—	1,765	—	—	—	—
Compensation Actually Paid	10,727,393	5,001,963	1,932,219	6,328,853	2,162,710	4,450,994	958,096	9,994,674	3,174,528	2,313,405	1,088,121
The fair value of time-based awards used to calculate CAP is based on the Company’s closing stock price on each valuation date and includes the cash value of accrued dividends. The fair value of hotel market share PSUs used to calculate CAP is based on the Company’s closing stock price on each valuation date, assumes estimated performance results as of the end of each reporting year and includes the value of accrued reinvested dividends. The fair value of relative TSR PSUs used to calculate CAP was based on the Company’s fair value per share on each valuation date, assumes estimated performance results as of the end of each reporting year and includes the value of accrued reinvested dividends.

Non-PEO NEO Average Total Compensation Amount	$ 2,162,204	$ 1,832,384	$ 1,950,840	$ 2,845,576	$ 1,621,075
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,932,219	2,162,710	958,096	3,174,528	1,088,121
Adjustment to Non-PEO NEO Compensation Footnote	Amounts represent compensation actually paid to our CEOs and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below). For 2024, other NEOs are Mr. Leonard, Ms. Quinn, Ms. Fischer, Mr. Furbay and Mr. Tennis. For 2023, other NEOs are Messrs. Donnelly, Leonard, Furbay and Tennis. For 2022, other NEOs are Messrs. Donnelly, Healy, Furbay, Tennis, and Leonard. For 2021 and 2020, other NEOs are Messrs. Donnelly, Healy, Furbay, and Tennis. In accordance with SEC rules, reconciliation of the adjustments made from SCT total compensation to CAP for our NEOs is set forth following the footnotes to this table.

	2024			2023		2022		2021		2020
	CEO (Brugger) ($)	CEO (Donnelly) ($)	Average Other NEOs ($)	CEO ($)	Average Other NEOs ($)	CEO ($)	Average Other NEOs ($)	CEO ($)	Average Other NEOs ($)	CEO ($)	Average Other NEOs ($)

Summary Compensation Table Total	11,065,214	4,910,197	2,162,204	4,937,320	1,832,384	5,924,643	1,950,840	8,689,374	2,845,576	4,658,275	1,621,075
Minus Stock Award and Option Value Reported in Summary Compensation Table for the Covered Year	—	(2,750,000)	(700,000)	(3,000,000)	(900,000)	(3,000,000)	(975,000)	(6,000,000)	(1,687,500)	(3,000,000)	(837,500)
Plus (Minus) EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY	—	2,957,728	499,852	3,110,551	936,522	2,665,505	693,827	6,113,373	1,718,663	2,698,952	753,458
Plus (Minus) Change from BOY to EOY Fair Value of Equity Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY	(110,233)	(48,983)	(14,136)	1,088,702	243,504	(1,029,383)	(179,570)	830,321	218,082	(1,469,515)	(337,267)
Plus (Minus) Change in Fair Value from BOY to Vesting Date of Equity Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year	(232,622)	(66,979)	(26,019)	172,146	45,696	(109,771)	(16,645)	361,606	79,707	(574,307)	(111,645)
Minus Fair Value at BOY of Equity Awards Granted in Prior Year that are Forfeited During the Fiscal Year	—	—	—	—	—	—	(517,121)	—	—	—	—
Plus Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	5,034	—	10,318	20,134	4,604	—	1,765	—	—	—	—
Compensation Actually Paid	10,727,393	5,001,963	1,932,219	6,328,853	2,162,710	4,450,994	958,096	9,994,674	3,174,528	2,313,405	1,088,121
The fair value of time-based awards used to calculate CAP is based on the Company’s closing stock price on each valuation date and includes the cash value of accrued dividends. The fair value of hotel market share PSUs used to calculate CAP is based on the Company’s closing stock price on each valuation date, assumes estimated performance results as of the end of each reporting year and includes the value of accrued reinvested dividends. The fair value of relative TSR PSUs used to calculate CAP was based on the Company’s fair value per share on each valuation date, assumes estimated performance results as of the end of each reporting year and includes the value of accrued reinvested dividends.

Compensation Actually Paid vs. Total Shareholder Return
The graphs below illustrate the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the CEO and Average Other NEOs. As the graphs illustrate, CAP was below SCT total compensation in years when our TSR declined, and CAP was above SCT total compensation in years when our TSR increased.

Compensation Actually Paid vs. Net Income
GAAP net income is not used as a performance measure in our incentive plans because we do not believe it adequately reflects the performance of our hotels and does not facilitate comparisons between us and other lodging REITs, hotel owners who are not REITs and other capital-intensive companies. GAAP net income is reduced by depreciation and amortization, which is a significant non-cash expense that does not typically correspond to a reduction in real estate value. For these reasons, CAP amounts do not have a strong relationship to the Company’s GAAP net income.

Compensation Actually Paid vs. Company Selected Measure
The graph below reflects the relationship between the CEO and Average Other NEOs CAP versus our Hotel Adjusted EBITDA for each fiscal year. Although Hotel Adjusted EBITDA is an important operational metric to our business, CAP amounts do not have a strong relationship to Hotel Adjusted EBITDA. This is because Hotel Adjusted EBITDA determined a portion of each executive’s annual cash incentive award in 2021, 2022, 2023 and 2024, and the annual cash incentive comprises only about 24% of each executive’s total pay opportunity. Because long-term equity compensation is weighted more heavily (approximately 60% for our CEO and approximately 50% on average for our other NEOs), CAP has a stronger relationship to our TSR.

Total Shareholder Return Amount	$ 87	87	75	87	74
Peer Group Total Shareholder Return Amount	93	99	77	81	68
Net Income (Loss)	$ 48,000,000	$ 87,000,000	$ 110,000,000	$ (195,000,000)	$ (396,000,000)
Company Selected Measure Amount	319,000,000	301,000,000	312,000,000	115,000,000	(38,000,000)
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	The Company's Hotel Adjusted EBITDA, which is the Company-Selected Measure, as calculated for purposes of our annual incentive plan for 2024. Refer to "Non-GAAP Measures" in Item 7. Management's Discussion and Analysis of Financial Condition and Results of Operations of our Annual Report on Form 10-K for the year ended December 31, 2024 for a definition of Hotel Adjusted EBITDA, which is a non-GAAP financial measure, and a reconciliation of Hotel Adjusted EBITDA to GAAP net income.
Brugger [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,065,214	$ 4,937,320	$ 5,924,643	$ 8,689,374	$ 4,658,275
PEO Actually Paid Compensation Amount	10,727,393	6,328,853	4,450,994	9,994,674	2,313,405
Donnelly [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	4,910,197
PEO Actually Paid Compensation Amount	5,001,963
PEO | Brugger [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(3,000,000)	(3,000,000)	(6,000,000)	(3,000,000)
PEO | Brugger [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	3,110,551	2,665,505	6,113,373	2,698,952
PEO | Brugger [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(110,233)	1,088,702	(1,029,383)	830,321	(1,469,515)
PEO | Brugger [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(232,622)	172,146	(109,771)	361,606	(574,307)
PEO | Brugger [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Brugger [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,034	20,134	0	0	0
PEO | Donnelly [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,750,000)
PEO | Donnelly [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,957,728
PEO | Donnelly [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(48,983)
PEO | Donnelly [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(66,979)
PEO | Donnelly [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Donnelly [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(700,000)	(900,000)	(975,000)	(1,687,500)	(837,500)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	499,852	936,522	693,827	1,718,663	753,458
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,136)	243,504	(179,570)	218,082	(337,267)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,019)	45,696	(16,645)	79,707	(111,645)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(517,121)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 10,318	$ 4,604	$ 1,765	$ 0	$ 0